Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

Income tax expense (benefit) attributable to income before income tax expense for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010
Current	$593	230	612
Deferred	26	280	(304)

Total income tax expense	$619	510	308

Reported income tax expense for the years ended December 31, 2012, 2011 and 2010 differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income tax expense as a result of the following:

	2012	2011	2010
Computed at statutory Federal tax rate	$665	535	338
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest	(58)	(61)	(39)
Disallowance of interest expense	5	5	4
Other, net	7	31	5

Reported income tax expense	$619	510	308

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Loans, principally due to allowance for loan losses	$753	957
Defined benefit plan valuation adjustments	1,012	868
Loans, due to unearned fees, net	16	19
Other	297	132

Total gross deferred tax assets	2,078	1,976

Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(196)	(223)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(28)	(17)
Net unrealized gains on available-for-sale securities	(171)	(131)
Other	(184)	(184)

Total gross deferred tax liabilities	(579)	(555)

Net deferred tax asset, included in other assets	$1,499	1,421

The Bank has determined that a valuation allowance for the gross deferred tax assets is not necessary at December 31, 2012, 2011 and 2010, since realization of the entire gross deferred tax assets can be supported by the amounts of taxes paid during the carryback periods available under current tax laws.

The Company adopted the provisions of Accounting Standards topic, Income Taxes, on January 1, 2007 with no impact on the financial statements. The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2011 and 2012. The Company does not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law. Tax returns for all years 2008 and thereafter are subject to future examination by tax authorities.